Supplementary cash flow information - Non-cash Investing and Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flows [Line Items]
Share consideration received on sale of mining interests (Notes 9 and 10)	$ 81,433	$ 0
Interest capitalized to construction of qualifying assets	30,008	0
Change in current liabilities relating to mining interest expenditures	(8,625)	29,257
Change in current liabilities relating to deferred financing costs	4,059	0
Interest on loan to non-controlling interest	2,801	4,910
Share-based payments, capitalized to mining interests	1,129	694
Foreign exchange gains (losses) on Fekola equipment loan facility	(23,692)	(16,020)
Sabina Gold & Silver Corp.
Statement Of Cash Flows [Line Items]
Common shares issued on acquisition of Sabina Gold & Silver Corp. (Note 9)	0	925,375
Fair value of B2Gold replacement options issued on acquisition of Sabina Gold & Silver Corp. (Note 9)	0	5,075
Gramalote Project
Statement Of Cash Flows [Line Items]
Contingent consideration on purchase of Gramalote Property (Note 9)	0	14,297
Fekola Equipment Loan Facilities
Statement Of Cash Flows [Line Items]
Foreign exchange gains (losses) on Fekola equipment loan facility	$ 545	$ (411)